CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 6,996	$ 19,968
Bank deposits	18	15
Restricted cash	9,140	16,000
Trade receivables	2,903	34,521
Prepaid expenses and other receivables	3,050	4,387
Inventory	4,939	11,009
Total current assets	27,046	85,900
NON-CURRENT ASSETS:
Restricted cash	144	150
Fixed assets	244	502
Right-of-use assets	2,010	6,692
Intangible assets	5,593	65,626
Total non-current assets	7,991	72,970
TOTAL ASSETS	35,037	158,870
CURRENT LIABILITIES:
Accounts payable	3,112	4,230
Lease liabilities	1,290	1,032
Allowance for deductions from revenue	16,384	47,870
Accrued expenses and other current liabilities	7,401	17,949
Borrowing		115,216
Payable in respect of intangible asset purchase		11,157
Total current liabilities	28,187	197,454
NON-CURRENT LIABILITIES:
Lease liabilities	994	6,443
Derivative financial instruments	1,635	2,623
Royalty obligation	750	750
Total non-current liabilities	3,379	9,816
TOTAL LIABILITIES	31,566	207,270
EQUITY (Capital Deficiency):
Ordinary shares	4,620	2,835
Additional paid-in capital	380,860	382,625
Accumulated deficit	(382,009)	(433,860)
TOTAL EQUITY (Capital Deficiency)	3,471	(48,400)
TOTAL LIABILITIES AND EQUITY (Capital Deficiency)	$ 35,037	$ 158,870